Inventories (Details) - EUR (€)	Mar. 31, 2018	Dec. 31, 2017
Inventories [Line Items]
Finished Goods	€ 727,553,000	€ 672,851,000
Health care supplies	350,652,000	343,351,000
Raw materials and purchased components	195,887,000	193,295,000
Work in process	80,411,000	81,282,000
Inventories	€ 1,354,503,000	€ 1,290,779,000